Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
19.	SHARE-BASED COMPENSATION

Employee share options

In March 2023, the Company’s board of directors approved a modification on the vesting schedule of 1,136,631 share options that previously issued under the 2021 Plan. As the result of the modification, there was no incremental value conveyed to the holder of the award, no incremental compensation cost was recognized, the Group recognized RMB6,690 share-based compensation expenses at the date of modification.

On March 10, March 21, May 30, June 30, August 18, November 17 and December 20, 2023 under the 2021 Plan, the Company granted 2,422,714 share options to certain employees, the vesting schedule of the awards include:

1)	Twenty-five percent (25%) of the 2,069,592 options to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date.
2)	Thirty-three percent (33%) of the 2,833 options to be vested on each of the first, second, and third anniversaries of the vesting commencement date.
3)	One forty-eighth (1/48) of the 195,881 options to be vested on each calendar month, from the first full calendar month following the vesting commencement date though the forty-eighth (48th) month.
4)

Twenty-five percent (25%) of the 154,408 options to be vested on the each of the vesting commencement date, and another twenty-five percent (25%) to be vested on each of the first, second and third anniversaries of the vesting commencement date.

19.	SHARE-BASED COMPENSATION (continued)

Employee share options - continued

The binomial option pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions. The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
Expected volatility	48.00% - 74.00%	74.00% – 80.00%	82.00% - 85.00%
Risk-free interest rate (per annum)	0.97% - 1.55%	1.94% – 3.83%	3.57% - 4.47%
Expected dividend yield	0.00%	0.00%	0.00%
Employee forfeiture rate (per annum)	3.80%	3.80% – 3.92%	2.40% - 7.50%
Exercise multiples	2.50	2.50	2.50
Expected term	7.00	7.00	7.00
Fair value of underlying ordinary share (per share)	US$14.10 - 18.42	US$18.11 – 19.91	US$7.95 - 15.47
Fair value of awards on valuation date	US$5.84 - 19.90	US$12.93 – 17.11	US$5.38 - 10.51

1)Expected volatility:

Expected volatility was estimated based on historical volatility of comparable companies for the period before the valuation date with length commensurate to contractual life of the share options.

2)Risk-free interest rate (per annum):

Risk-free interest rate was estimated based on the US Government Bond around the valuation date.

3)Expected dividend yield

The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future.

4)Employee forfeiture rate (per annum):

Employee forfeiture rate was estimated by the management using employee resignation statistics.

5)Exercise multiple

Assumption on exercise multiple is made with reference to academic research.

6)Expected term:

The expected term was the life of options extracted from option agreements.

7)Fair value of underlying ordinary share (per share)

The fair value before the completion the initial public offering in the United States considered discounted cash flow method which converts future amounts to a single present value amount and requires significant judgements on the expected future free cash flows and other assumptions including appropriate discount rate and estimate of long-term growth rate of the Group’s business and was the Group’s stock price on grant date after the initial public offering in the United States.

19.	SHARE-BASED COMPENSATION (continued)

Employee share options - continued

The following table summarizes the activities of the Group’s share options classified as equity for the years ended December 31, 2022 and 2023:

				Weighted
		Weighted	Weighted	average
	Number	average	average	remaining	Aggregate
	of	exercise	grant date	contract	intrinsic
	options	price	fair value	life	value
		RMB	RMB	Years	RMB
Outstanding at December 31, 2022	9,608,634	12.51	65.93	5.46	1,141,255
Granted	2,422,714	14.49	55.08	—	—
Forfeited	506,540	44.32	—	—	—
Exercised	1,333,087	16.59	—	—	74,380
Outstanding at December 31, 2023	10,191,721	16.07	62.08	4.97	517,605
Vested and expected to vest as of December 31, 2023	10,191,721	16.07	62.08	4.97	517,605
Exercisable as of December 31, 2023	5,335,293	15.74	50.36	4.34	287,997

The weighted-average grant-date fair value of options granted during the years 2021, 2022, and 2023 was RMB102.74, RMB121.62, and RMB55.08, respectively. The total intrinsic value of options exercised during the years ended December 31, 2021, 2022, and 2023, was nil, nil and RMB74,380 respectively.

The Group did not record any compensation expenses related to options awarded with IPO condition prior to the completion of IPO during the years 2021 and 2022. The Share-based compensation expense of RMB79,804 related to the vested portion of these options has been recognized upon the effectiveness of the registration statements on February 8, 2023. Total compensation expense recognized for the years ended December 31, 2021, 2022 and 2023 was RMB54,283, RMB104,750 and RMB228,312, respectively.

As of December 31, 2023, there was RMB291,247 of unrecognized compensation expenses, which is expected to be recognized over a weighted average period of 2.35 years.

Restricted share units (“RSUs”)

On March 10, March 21, May 30, August 18 and November 17, 2023 under the 2021 Plan, the Company granted 189,012 RSUs to eligible management team, the vesting schedule of the awards include:

1)	Fifty percent (50%) of the 54,775 RSUs to be vested on each of the first and second anniversaries of the vesting commencement date.
2)	Twenty-five percent (25%) of the 120,143 RSUs to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date.
3)	One eighth (1/8) of the 14,094 RSUs shall vest every six months from the vesting commencement date.

19.	SHARE-BASED COMPENSATION (continued)

Restricted share units (“RSUs”) - continued

The Group did not grant RSUs during the years 2021 and 2022. The following table summarizes the activities of the Group’s RSUs classified as equity for the year ended December 31, 2023:

		Weighted
	Numbers of	average grant
	RSUs	date fair value
		RMB
Outstanding at January 1, 2023	—	—
Granted	189,012	76.52
Forfeited	—
Exercised	35,691
Outstanding at December 31, 2023	153,321	76.06
Vested and expected to vest as of December 31, 2023	153,321	76.06
Exercisable as of December 31, 2023	—	—

The weighted-average grant-date fair value of share units granted during the year 2023 was RMB76.52. The total intrinsic value of share units exercised during the years ended December 31, 2023, was RMB2,252. Total compensation expense recognized for the year ended December 31, 2023 was RMB5,646.

As of December 31, 2023, there was RMB8,816 of unrecognized compensation expenses, which is expected to be recognized over a weighted average period of 2.47 years.

Tandem award

In May 2022, the Company granted an employee with a share option award of 60,000 shares with a per share exercise price of US$18.65, which is based on the fair value of the ordinary share at the date of the grant. The options will vest rateably over a four-year period with 25% vested every year. The option agreement includes a provision whereby the grantee can choose to receive cash payment at US$8 per share for any options that are vested but not exercised if his employment upon termination of employment when such grantee continuously work for the Group for four years. Exercise of share options cancels the cash award, and the cash redemption cancels all the vested share options. The Company considered this award as a combination grant of a cash settlement component with compensation cost measured based on the combined value.

This tandem award was classified as liabilities. Total compensation expense recognized for the years ended December 31, 2022 and 2023 was RMB469 and RMB666, respectively.

19.	SHARE-BASED COMPENSATION (continued)

Share-based compensation for all employee share options, restricted share units and tandem award

The Group recorded share-based compensation expense of RMB54,283, RMB105,219 and RMB234,624 for the years ended December 31, 2021, 2022 and 2023, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	1,813	8,037	16,245
Sales and marketing expenses	1,488	6,291	20,682
General and administrative expenses	38,892	48,998	63,326
Research and development expenses	12,090	41,893	134,371
Total	54,283	105,219	234,624